STOCKHOLDERS' EQUITY (Details 2) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares Underlying Warrants
Outstanding at beginning	852,775	852,775
Granted	51,188,572
Forfeited/Cancelled	(852,775)
Exercised
Outstanding at ending	51,188,572	852,775
Exercise price per share
Granted	$ 0.05
Exercised
Outstanding at ending	0.05
Weighted average exercise price
Outstanding at beginning	5.10	$ 5.10
Granted	0.05
Forfeited/Cancelled	5.10
Exercised
Outstanding at ending	0.05	5.10
Minimum [Member]
Exercise price per share
Outstanding at beginning	2.00	2.00
Granted
Forfeited/Cancelled	2.00
Outstanding at ending		2.00
Maximum [Member]
Exercise price per share
Outstanding at beginning	6.25	6.25
Granted
Forfeited/Cancelled	$ 6.25
Outstanding at ending		$ 6.25